Advance from Customers and Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Advance From Customers And Contract Liabilities [Abstract]
Summary of Amount of Revenue Recognized

The following table shows the amount of revenue recognized that was included in contract liabilities as at December 31, 2024 and 2025:

January 1, 2024	$1,809
Revenue recognized in 2024	(4,125)
Increase in contract liabilities	9,855
Exchange difference	17
December 31, 2024	$7,556
Revenue recognized in 2025	(33,900)
Increase in contract liabilities	31,249
Exchange difference	303
December 31, 2025	$5,208